Subsequent Events (Details) - USD ($) shares in Thousands	1 Months Ended	6 Months Ended
	Aug. 09, 2021	Jun. 30, 2021	[1]	Jun. 30, 2020	Feb. 28, 2021
Subsequent Event [Line Items]
Stock repurchase program, authorized amount					$ 50,000,000.0
Repurchase and cancellation of treasury shares		$ 20,495,000		$ 16,650,000
Share Capital
Subsequent Event [Line Items]
Repurchase and cancellation of treasury shares				$ 3,500,000
Subsequent Event
Subsequent Event [Line Items]
Stock repurchased during the period	300
Repurchase and cancellation of treasury shares	$ 4,000,000.0

[1]	During the six months ended June 30, 2021 we repurchased 1.7 million of treasury shares for a consideration of $20.5 million, inclusive of brokers commission of $0.03 million .